Revenue from Contracts with Customers - Revenues from external customers (Details) - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Disaggregation of Revenue [Line Items]
Total revenues	$ 581,977	$ 533,732	$ 736,654	$ 691,710
Calculated under Revenue Guidance in Effect before Topic 606 [Member]
Disaggregation of Revenue [Line Items]
Total revenues			734,849
Americas
Disaggregation of Revenue [Line Items]
Total revenues	287,942	259,216	356,331	328,749
Americas | Calculated under Revenue Guidance in Effect before Topic 606 [Member]
Disaggregation of Revenue [Line Items]
Total revenues			360,934
United States
Disaggregation of Revenue [Line Items]
Total revenues	251,194	222,769	306,493	277,706
United States | Calculated under Revenue Guidance in Effect before Topic 606 [Member]
Disaggregation of Revenue [Line Items]
Total revenues			307,259
EMEA
Disaggregation of Revenue [Line Items]
Total revenues	184,913	171,604	236,602	231,486
EMEA | Calculated under Revenue Guidance in Effect before Topic 606 [Member]
Disaggregation of Revenue [Line Items]
Total revenues			235,254
United Kingdom
Disaggregation of Revenue [Line Items]
Total revenues	46,355	41,443	57,321	59,086
United Kingdom | Calculated under Revenue Guidance in Effect before Topic 606 [Member]
Disaggregation of Revenue [Line Items]
Total revenues			59,524
Asia-Pacific ("APAC")
Disaggregation of Revenue [Line Items]
Total revenues	$ 109,122	$ 102,912	143,721	$ 131,475
Asia-Pacific ("APAC") | Calculated under Revenue Guidance in Effect before Topic 606 [Member]
Disaggregation of Revenue [Line Items]
Total revenues			$ 138,661